Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs")	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Application of New and Revised IFRS, IAS, IFRIC, and SIC Issued by the IASB (collectively, "IFRSs")
4.
APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRS), INTERNATIONAL ACCOUNTING STANDARDS (IAS), IFRIC INTERPRETATIONS (IFRIC), AND SIC INTERPRETATIONS (SIC) ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (IASB) (collectively, “IFRSs”).

a.	Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16 “Interest Rate Benchmark Reform - Phase 2”	January 1, 2021 (Note 1)
Amendment to IFRS 16 “Covid-19-Related Rent Concessions”	April 1, 2021 (Note 2)

Note 1:	The Company shall apply these amendments retrospectively for annual reporting periods beginning on or after January 1, 2021.

Note 2:	The Company shall apply these amendments for annual reporting periods beginning on or after April 1, 2021. The Company has early adopted the amendments on January 1, 2021.
The Company believes that the adoption of aforementioned standards or interpretations did not have a significant effect on the Company’s accounting policies

b.	New and revised standards, amendments and interpretations in issue but not yet effective

New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
Annual Improvements to IFRS Standards 2018 - 2020 Cycle	January 1, 2022
Amendments to IFRS 3 “Reference to the Conceptual Framework”	January 1, 2022
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2023
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023
Amendments to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use”	January 1, 2022
Amendments to IAS 37 “Onerous Contracts–Cost of Fulfilling a Contract”	January 1, 2022
As of the date the accompanying condensed consolidated financial statements were issued, the Company continues in evaluating the impact on its financial position and financial performance from the initial adoption of the aforementioned standards or interpretations and related applicable period. The related impact will be disclosed when the Company completes its evaluation.